Share Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share Capital

33. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total
Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2017, 31 December 2017, 1 January 2018 and 31 December 2018	31,051,768,866	3,105	13,780	14	3,119

	Group
Share premium	2018 £m	2017 £m
At 1 January and 31 December	5,620	5,620

The Company has one class of ordinary shares which carries no right to fixed income. The Company’s £325m sterling preference shares are classified as Subordinated Liabilities as described in Note 29.

£300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares

The preference shares entitle the holders to a fixed non-cumulative dividend, at the discretion of Santander UK plc, of 6.222% per annum payable annually from 24 May 2010 until 24 May 2019 and quarterly thereafter at a rate of 1.13% per annum above three month sterling LIBOR. The preference shares are redeemable at the option of Santander UK plc on 24 May 2019 or on each quarterly dividend payment date thereafter. No such redemption may be made without the consent of the PRA.